Exhibit 99.1

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2015-4 Owner Trust

Collection Period: November 1, 2015 through November 30, 2015

Determination Date: 12/16/2015

Payment Date: 12/21/2015

I. ORIGINAL DEAL PARAMETER INPUTS
(A) Total Portfolio Balance	$1,222,568,788.34
(B) Total Securities Balance	$1,222,568,788.34
(C) Class A-1 Notes
(i) Class A-1 Notes Balance	$292,000,000.00
(ii) Class A-1 Notes Percentage	23.88%
(iii) Class A-1 Notes Rate	0.400%
(iv) Class A-1 Notes Accrual Basis	Actual/360
(D) Class A-2 Notes
(i) Class A-2 Notes Balance	$460,000,000.00
(ii) Class A-2 Notes Percentage	37.63%
(iii) Class A-2 Notes Rate	0.820%
(iv) Class A-2 Notes Accrual Basis	30/360
(E) Class A-3 Notes
(i) Class A-3 Notes Balance	$340,000,000.00
(ii) Class A-3 Notes Percentage	27.81%
(iii) Class A-3 Notes Rate	1.230%
(iv) Class A-3 Notes Accrual Basis	30/360
(F) Class A-4 Notes
(i) Class A-4 Notes Balance	$100,000,000.00
(ii) Class A-4 Notes Percentage	8.18%
(iii) Class A-4 Notes Rate	1.440%
(iv) Class A-4 Notes Accrual Basis	30/360
(G) Certificates
(i) Certificates Balance	$30,568,788.34
(ii) Certificates Percentage	2.50%
(iii) Certificates Rate	0.00%
(iv) Certificates Accrual Basis	30/360
(H) Servicing Fee Rate	1.00%
(I) Portfolio Summary
(i) Weighted Average Coupon (WAC)	2.17%
(ii) Weighted Average Original Maturity (WAOM)	61.08	months
(iii) Weighted Average Remaining Maturity (WAM)	47.86	months
(iv) Number of Receivables	66,953
(J) Reserve Account
(i) Reserve Account Initial Deposit Percentage	0.25%
(ii) Reserve Account Initial Deposit	$3,056,421.97
(iii) Specified Reserve Account Percentage	0.25%
(v) Specified Reserve Account Balance	$3,056,421.97
(K) Yield Supplement Account Deposit	$56,196,724.06

II. INPUTS FROM PREVIOUS MONTHLY SERVICER REPORTS
(A) Total Portfolio Balance	$1,184,611,985.23
(B) Total Securities Balance	$1,184,611,985.23
(C) Cumulative Note and Certificate Pool Factor	0.9689532
(D) Class A-1 Notes
(i) Class A-1 Notes Balance	$254,043,196.89
(ii) Class A-1 Notes Pool Factor	0.8700109
(iii) Class A-1 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-1 Notes Principal Carryover Shortfall	$0.00
(E) Class A-2 Notes
(i) Class A-2 Notes Balance	$460,000,000.00
(ii) Class A-2 Notes Pool Factor	1.0000000
(iii) Class A-2 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-2 Notes Principal Carryover Shortfall	$0.00
(F) Class A-3 Notes
(i) Class A-3 Notes Balance	$340,000,000.00
(ii) Class A-3 Notes Pool Factor	1.0000000
(iii) Class A-3 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-3 Notes Principal Carryover Shortfall	$0.00
(G) Class A-4 Notes
(i) Class A-4 Notes Balance	$100,000,000.00
(ii) Class A-4 Notes Pool Factor	1.0000000
(iii) Class A-4 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-4 Notes Principal Carryover Shortfall	$0.00
(H) Certificates
(i) Certificates Balance	$30,568,788.34
(ii) Certificates Pool Factor	1.0000000
(iii) Certificates Interest Carryover Shortfall	$0.00
(iv) Certificates Principal Carryover Shortfall	$0.00
(I) Servicing Fee
(i) Servicing Fee Shortfall	$0.00

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2015-4 Owner Trust

Collection Period: November 1, 2015 through November 30, 2015

Determination Date: 12/16/2015

Payment Date: 12/21/2015

(J) End of Prior Month Account Balances
(i) Reserve Account	$3,056,421.97
(ii) Yield Supplement Account	$53,030,552.84
(iii) Advances Outstanding	$57,753.69
(K) Portfolio Summary as of End of Prior Month
(i) Weighted Average Coupon (WAC)	2.17%
(ii) Weighted Average Remaining Maturity (WAM)	46.80	months
(iii) Number of Receivables	66,358
(L) Note and Certificate Percentages
(i) Note Percentage	100.00%
(ii) Certificate Percentage	0.00%

III. MONTHLY INPUTS FROM THE MAINFRAME
(A) Simple Interest Receivables Principal
(i) Principal Collections	$25,874,331.06
(ii) Prepayments in Full	$9,195,360.08
(iii) Repurchased Receivables Related to Principal	$0.00
(B) Simple Interest Receivables Interest
(i) Simple Interest Collections	$2,096,751.47
(ii) Repurchased Receivables Related to Interest	$0.00
(C) Interest Advance for simple Interest - Net *	$45,713.32
(D) Portfolio Summary as of End of Month
(i) Weighted Average Coupon (WAC)	2.17%
(ii) Weighted Average Remaining Maturity (WAM)	45.89	months
(iii) Remaining Number of Receivables	65,788

*	Advances are reimbursed (including non-recoverable advances of $2,291.82):
(i)	from subsequent payments, liquidation proceeds and servicer repurchase payments in respect of the related obligor, and
(ii)	to the extent amounts in clause (i) are insufficient, generally from interest (with respect to interest advances).

IV. INPUTS DERIVED FROM OTHER SOURCES
(A) Collection Account Investment Income	$0.00
(B) Reserve Account Investment Income	$415.31
(C) Yield Supplement Account Investment Income	$7,490.52
(D) Trust Fees Expense	$0.00
(E) Aggregate Net Losses for Collection Period	$44,144.13
(F) Liquidated Receivables Information
(i) Gross Principal Balance on Liquidated Receivables	149,482.13
(ii) Liquidation Proceeds	105,338.00
(iii) Recoveries from Prior Month Charge Offs	0.00
(G) Days in Accrual Period	28
(H) Deal age	2

MONTHLY COLLECTIONS

V. INTEREST COLLECTIONS
(A) Total Interest Collections	$2,142,464.79

VI. PRINCIPAL COLLECTIONS
(A) Principal Payments Received	$35,069,691.14
(B) Liquidation Proceeds	105,338.00
(C) Repurchased Loan Proceeds Related to Principal	0.00
(D) Recoveries from Prior Month Charge Offs	0.00
(E) Total Principal Collections	$35,175,029.14

VII. TOTAL INTEREST AND PRINCIPAL COLLECTIONS	$37,317,493.93

VIII. YIELD SUPPLEMENT DEPOSIT	$2,589,519.73

IX. TOTAL AVAILABLE AMOUNT	$39,907,013.66

MONTHLY DISTRIBUTIONS

X. FEE DISTRIBUTIONS
(A) Servicing Fee
(i) Servicing Fee Due		$987,176.65
(ii) Servicing Fee Paid	($ 0.81 per $1,000 original principal amount)	987,176.65
(iii) Servicing Fee Shortfall		$0.00
(B) Reserve Account Investment Income		$415.31
(C) Yield Supplement Account Investment Income		$0.00
(D) Trust Fees Expense		$0.00

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2015-4 Owner Trust

Collection Period: November 1, 2015 through November 30, 2015

Determination Date: 12/16/2015

Payment Date: 12/21/2015

XI. DISTRIBUTIONS TO NOTEHOLDERS
(A) Interest
(i) Class A-1 Notes
(a) Class A-1 Notes Interest Due	$79,035.66
(b) Class A-1 Notes Interest Paid	79,035.66
(c) Class A-1 Notes Interest Shortfall	$0.00
(ii) Class A-2 Notes
(a) Class A-2 Notes Interest Due	$314,333.33
(b) Class A-2 Notes Interest Paid	314,333.33
(c) Class A-2 Notes Interest Shortfall	$0.00
(iii) Class A-3 Notes
(a) Class A-3 Notes Interest Due	$348,500.00
(b) Class A-3 Notes Interest Paid	348,500.00
(c) Class A-3 Notes Interest Shortfall	$0.00
(iv) Class A-4 Notes
(a) Class A-4 Notes Interest Due	$120,000.00
(b) Class A-4 Notes Interest Paid	120,000.00
(c) Class A-4 Notes Interest Shortfall	$0.00
(v) Total Note Interest
(a) Total Note Interest Due	$861,868.99
(b) Total Note Interest Paid	861,868.99
(c) Total Note Interest Shortfall	$0.00
(d) Reserve Account Withdrawal for Note Interest	$0.00
Amount available for distributions after Fees & Interest	$38,057,968.02
(B) Principal
(i) Noteholders’ Principal Distribution Amounts	$35,219,173.27
(ii) Class A-1 Notes Principal
(a) Class A-1 Notes Principal Due	$35,219,173.27
(b) Class A-1 Notes Principal Paid	35,219,173.27
(c) Class A-1 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(iii) Class A-2 Notes Principal
(a) Class A-2 Notes Principal Due	$0.00
(b) Class A-2 Notes Principal Paid	0.00
(c) Class A-2 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(iv) Class A-3 Notes Principal
(a) Class A-3 Notes Principal Due	$0.00
(b) Class A-3 Notes Principal Paid	0.00
(c) Class A-3 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(v) Class A-4 Notes Principal
(a) Class A-4 Notes Principal Due	$0.00
(b) Class A-4 Notes Principal Paid	0.00
(c) Class A-4 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(vi) Total Notes Principal
(a) Total Notes Principal Due	$35,219,173.27
(b) Total Notes Principal Paid	35,219,173.27
(c) Total Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00

Amount available for distributions to the Certificates and Reserve Fund	$2,838,794.75

XII. DISTRIBUTIONS TO CERTIFICATEHOLDERS
(A) Interest
(i) Certificates Monthly Interest Due	$0.00
(ii) Certificate Interest Shortfall Beginning Balance	$0.00
(iii) Total Certificates Interest Due	$0.00
(iv) Certificate Monthly Interest Paid	0.00
(v) Certificate Interest Shortfall Ending Balance	$0.00
(B) Principal
(i) Certificates Monthly Principal Due	$0.00
(ii) Certificate Principal Shortfall Beginning Balance	$0.00
(iii) Total Certificates Principal Due	$0.00
(iv) Certificate Monthly Principal Paid	0.00
(v) Certificate Principal Shortfall Ending Balance	$0.00

XIII. RESERVE FUND DEPOSIT
Amount available for deposit into reserve account	$2,838,794.75
Amount Deposited into Reserve Account	0.00
Excess Amount Released from Reserve Account	0.00
Excess Funds Released to Seller	2,838,794.75

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2015-4 Owner Trust

Collection Period: November 1, 2015 through November 30, 2015

Determination Date: 12/16/2015

Payment Date: 12/21/2015

DISTRIBUTIONS SUMMARY

(A) Total Collections	$39,907,013.66
(B) Service Fee	$987,176.65
(C) Trustee Fees	$0.00
(D) Class A1 Amount	$35,298,208.93
(E) Class A2 Amount	$314,333.33
(F) Class A3 Amount	$348,500.00
(G) Class A4 Amount	$120,000.00
(H) Certificateholders	$0.00
(I) Amount Deposited into Reserve Account	$0.00
(J) Release to seller	$2,838,794.75
(K) Total amount distributed	$39,907,013.66
(L) Amount of Draw from Reserve Account	$0.00
(M) Excess Amount Released from Reserve Account	$0.00

DISTRIBUTION TO SECURITYHOLDERS

Note Interest Distribution Amount		$861,868.99
Class A-1 Notes:	($ 0.27 per $1,000 original principal amount)
Class A-2 Notes:	($ 0.68 per $1,000 original principal amount)
Class A-3 Notes:	($ 1.03 per $1,000 original principal amount)
Class A-4 Notes:	($ 1.20 per $1,000 original principal amount)

Note Principal Distribution Amount		35,219,173.27
Class A-1 Notes:	($ 120.61 per $1,000 original principal amount)
Class A-2 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-3 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-4 Notes:	($ 0.00 per $1,000 original principal amount)

Note Interest Carryover Shortfall		0.00
Change from immediately preceding Payment Date		0.00
Class A-1 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-2 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-3 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-4 Notes:	($ 0.00 per $1,000 original principal amount)

Note Principal Carryover Shortfall		0.00
Change from immediately preceding Payment Date		0.00
Class A-1 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-2 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-3 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-4 Notes:	($ 0.00 per $1,000 original principal amount)

Certificate Interest Distribution Amount		0.00
	($ 0.00 per $1,000 original principal amount)

Certificate Principal Distribution Amount		0.00
	($ 0.00 per $1,000 original principal amount)

Certificate Interest Carryover Shortfall		0.00
Change from immediately preceding Payment Date		0.00
	($ 0.00 per $1,000 original principal amount)
Certificate Principal Carryover Shortfall		0.00
Change from immediately preceding Payment Date		0.00
	($ 0.00 per $1,000 original principal amount)

PORTFOLIO AND SECURITY SUMMARY

	Beginning		End
XIV. POOL BALANCES AND PORTFOLIO INFORMATION	of Period		of Period
(A) Balances and Principal Factors
(i) Aggregate Balance of Notes	$1,154,043,196.89		$1,118,824,023.62
(ii) Note Pool Factor	0.9681570		0.9386108
(iii) Class A-1 Notes Balance	254,043,196.89		218,824,023.62
(iv) Class A-1 Notes Pool Factor	0.8700109		0.7493973
(v) Class A-2 Notes Balance	460,000,000.00		460,000,000.00
(vi) Class A-2 Notes Pool Factor	1.0000000		1.0000000
(vii) Class A-3 Notes Balance	340,000,000.00		340,000,000.00
(viii) Class A-3 Notes Pool Factor	1.0000000		1.0000000
(ix) Class A-4 Notes Balance	100,000,000.00		100,000,000.00
(x) Class A-4 Notes Pool Factor	1.0000000		1.0000000
(xi) Certificates Balance	30,568,788.34		30,568,788.34
(xii) Certificates Pool Factor	1.0000000		1.0000000
(xiii) Total Principal Balance of Notes and Certificates	1,184,611,985.23		1,149,392,811.96
(B) Portfolio Information
(i) Weighted Average Coupon (WAC)	2.17%		2.17%
(ii) Weighted Average Remaining Maturity (WAM)	46.80	months	45.89	months
(iii) Remaining Number of Receivables	66,358		65,788
(iv) Portfolio Receivable Balance	$1,184,611,985.23		$1,149,392,811.96
(C) Outstanding Advance Amount	$57,753.69		$103,467.01

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2015-4 Owner Trust

Collection Period: November 1, 2015 through November 30, 2015

Determination Date: 12/16/2015

Payment Date: 12/21/2015

SUMMARY OF ACCOUNTS

XV. RECONCILIATION OF RESERVE ACCOUNT
(A) Beginning Reserve Account Balance	$3,056,421.97
(B) Draws	0.00
(i) Draw for Servicing Fee	0.00
(ii) Draw for Interest	0.00
(iii) Draw for Realized Losses	0.00
(C) Excess Interest Deposited into the Reserve Account	0.00
(D) Reserve Account Balance Prior to Release	3,056,421.97
(E) Reserve Account Required Amount	3,056,421.97
(F) Final Reserve Account Required Amount	3,056,421.97
(G) Excess Reserve Account Amount	0.00
(H) Release of Reserve Account Balance to Seller	0.00
(I) Ending Reserve Account Balance	3,056,421.97

XVI. RECONCILIATION OF YIELD SUPPLEMENT ACCOUNT
(A) Beginning Yield Supplement Account Balance	53,030,552.84
(B) Investment Earnings	7,490.52
(C) Investment Earnings Withdraw	0.00
(D) Additional Yield Supplement Amounts	0.00
(E) Yield Supplement Deposit Amount	2,589,519.73
(F) Release of Yield Supplement Account Balance to Seller	0.00
(G) Ending Yield Supplement Account Balance	50,448,523.63

XVII. NET LOSS AND DELINQUENCY ACCOUNT ACTIVITY
(A) Liquidated Contracts
(i) Liquidation Proceeds	$105,338.00
(ii) Recoveries on Previously Liquidated Contracts	0.00
(B) Aggregate Net Losses for Collection Period	44,144.13
(C) Net Loss Rate for Collection Period (annualized)	0.05%
(D) Cumulative Net Losses for all Periods	44,144.13

	# Units		Dollar Amount
(E) Delinquent Receivables
(i) 31-60 Days Delinquent	411	0.62%	$7,791,041.74	0.68%
(ii) 61-90 Days Delinquent	23	0.03%	$516,586.42	0.04%
(iii) 91-120 Days Delinquent	0	0.00%	$0.00	0.00%
(iv) 121 Days or More Delinquent	0	0.00%	$0.00	0.00%

XVIII. REPOSSESSION ACTIVITY

	# Units		Dollar Amount
(A) Vehicles Repossessed During Collection Period	9	0.01%	$171,103.13	0.01%
(B) Total Accumulated Repossessed Vehicles in Inventory	9	0.01%	$171,103.13	0.01%

XIX. NET LOSS AND DELINQUENCY RATIOS
(A) Ratio of Net Losses to the Pool Balance as of Each Collection Period
(i) Third Preceding Collection Period	0.00%
(ii) Second Preceding Collection Period	0.00%
(iii) Preceding Collection Period	0.00%
(iv) Current Collection Period	0.05%
(v) Four Month Average (Avg(i,ii,iii & iv))	0.02%
(B) Ratio of Balance of Contracts Delinquent 61 Days or More to the Outstanding Balance of Receivables.
(i) Second Preceding Collection Period	0.00%
(ii) Preceding Collection Period	0.01%
(iii) Current Collection Period	0.05%
(iv) Three Month Average (Avg(i,ii,iii))	0.03%

I hereby certify that the servicing report provided is true and accurate to the best of my knowledge.

/s/ Paul Honda
Mr. Paul Honda
Vice President-Finance & Administration and
Assistant Secretary

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